Note 9 - Other Disclosures - Compensation of Key Management Personnel (Details) - EUR (€) € in Thousands		12 Months Ended
		Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Statement Line Items [Line Items]
Short-term employee benefits		€ 1,317	€ 558	€ 589
Share-based payments*	[1]	1,898	5,829	0
Total compensation		€ 3,215	€ 6,387	€ 589

[1]	thereof kEUR 2,577 for key management personnel leaving in 2019